Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Operations - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Consolidated Operations [Line Items]
Total revenues	$ 224,427	$ 184,955
Cost of revenues	(204,666)	(162,175)
Income from operations	5,962	8,776
Net income	$ 4,434	$ 6,674